Bluestone Community Development Fund

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

Description, State(a), Acquisition Date	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
504 First Lien Loans(b) — 77.10%
Hospitality Properties — 17.63%
McDonough Hospitality Plaza, LLC, Georgia, 12/1/2016	6.500% (6.500% Fixed)	5.250	%(c)	9/5/2024	$4,501,494	$4,500,000	$4,767,120
Moses Lake Investors, LLC, Washington, 9/18/2014(d)	Prime + 2.250% (5.500% Floor)	5.500%		10/1/2039	937,592	907,323	922,848
Vaibhav Laxmi, Inc., Illinois, 8/14/2015	5 Year Libor + 4.750% (6.500% Floor)	6.000	%(c)	9/1/2026	1,579,261	1,579,196	1,636,884
Total Hospitality Properties							7,326,852
Multi-Purpose Properties — 59.47%
1250 Philadelphia, LLC, California, 10/3/2014	5 Year Libor + 4.000% (5.930% Floor)	5.930%		10/15/2039	2,331,929	2,255,882	2,392,340
413 East 53rd Street, LLC, New York, 2/4/2014	3 Year Libor + 4.170% (4.950% Floor)	5.681%		2/1/2044	1,590,710	1,567,501	1,630,703
7410-7428 Bellaire, LLC, California, 8/22/2014	5 Year Libor + 4.000% (5.780% Floor)	5.780%		9/15/2039	2,179,343	2,107,907	2,052,743
77 West Mount Pleasant Avenue, LLC, New Jersey, 4/30/2015	3 Year Libor + 4.000%	6.836%		5/1/2040	305,916	293,445	299,601
Acworth Recylcing, LLC, Georgia, 1/14/2021	6.750% (6.750% Fixed)	6.750%		12/15/2029	313,849	294,821	304,529
AKT Elevon Partners, LLC, California, 9/17/2015	5 Year Libor + 3.880% (5.700% Floor)	4.970	%(c)	10/1/2045	3,899,128	3,901,438	3,987,426
CBERT Williston, LLC, North Dakota, 9/18/2015	5 Year Libor + 4.250% (5.132% Floor)	6.450%		1/1/2038	1,159,781	1,127,966	818,430
Grigorian Investments, LLC, California, 9/2/2014	5 Year Libor + 4.500% (6.330% Floor)	6.330%		9/15/2039	520,843	505,697	423,982
Janet J. Lopez and Robert E. Lopez, California, 10/16/2020	5 Year USD Swap + 5.000% (6.750% Floor)	6.750%		9/1/2045	452,984	428,449	440,694
JPEG, Inc., Florida, 12/11/2020	5 Year Prime + 0.500% (6.500% Floor)	6.500%		8/1/2030	166,508	155,509	161,046
KES, Inc., Georgia, 12/9/2020	6.750% (6.750% Fixed)	6.750%		12/2/2029	483,080	457,664	471,604
Marcus D. Chu, Tracey Chu, California, 3/13/2015	5 Year Libor + 4.750% (6.586% Floor)	6.586%		3/10/2040	1,674,039	1,602,830	1,701,517
Mariano D. Cibran, Florida, 5/23/2016	3 Year Libor + 5.160% (6.160% Floor)	6.240%		6/1/2046	1,241,293	1,202,979	1,239,333

Bluestone Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
Rayr Holdings, LLC, California, 7/31/2015	3 Year Libor + 5.775% (7.025% Floor)	8.628%		7/1/2045	$914,559	$872,500	$894,548
Rug Palace, Inc. dba Rug Palace Expo, California, 2/27/2014(e)	Prime + 2.250% (5.500% Floor)	4.370	%(c)	2/15/2044	643,576	643,576	582,295
SGLP Enterprises, LLC, Smokin' Guns BBQ & Catering, Inc., Missouri, 3/18/2016	1 Month Libor + 4.500%	4.610%		9/12/2023	539,606	536,594	543,274
Shiv Shakti Investments, LLC, Georgia, 6/20/2017	6.500% (6.500% Fixed)	5.250	%(c)	12/15/2024	1,752,003	1,750,000	1,821,768
Stanley Avenue Realty, LLC, New York, 9/17/2014	4 Year Libor + 3.720% (5.370% Floor)	6.073	%(c)	9/15/2044	1,758,379	1,758,319	1,828,898
STMX Partners, LLC, Georgia, 12/16/2020	5 Year Prime + 0.500% (6.000% Floor)	6.000%		10/15/2030	538,733	510,383	521,112
Storage Fit, LLC, Texas, 2/12/2015	5 Year Libor + 5.750% (7.390% Floor)	5.140	%(c)	3/1/2045	184,514	184,665	187,573
Watson Kellogg Property, LLC, Idaho, 2/9/2015	5 Year Libor + 2.750% (5.700% Floor)	6.000%		6/1/2040	602,649	579,111	607,128
Watson Osburn Property, LLC, Idaho, 2/9/2015	5 Year Libor + 2.750% (5.700% Floor)	6.000%		6/1/2040	481,645	462,135	484,816
ZC Park, LLC, Arizona, 10/17/2014	5 Year Libor + 4.000% (5.880% Floor)	5.880%		10/15/2044	1,300,197	1,245,491	1,314,268
Total Multi-Purpose Properties							24,709,628
Total 504 First Lien Loans (identified cost of $32,053,611)							$32,036,480

	Shares	Fair Value
Short-Term Investments — 22.72%
Morgan Stanley Liquidity Fund - Institutional Class, 0.010%(f)	9,443,818	$9,443,818
Total Short-Term Investments (Cost $9,443,818)		9,443,818
Total Investments — 99.82% Cost ($41,497,429)		41,480,298
Other Assets in Excess of Liabilities — 0.18%		72,944
TOTAL NET ASSETS — 100.00%		$41,553,242

(a)	The states listed correspond to the location of the underlying collateral of the 504 First Lien Loan, which may differ from the location of the borrower.

Bluestone Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

(b)	504 First Lien Loans are restricted as to resale. The cost and fair value as of March 31, 2021 was $32,053,611 and $32,036,480, respectively. Fair value is determined using significant unobservable inputs.

(c)	The effective rate is net of a sub-servicing fee collected on the 504 First Lien Loan by the selling agent. As a result, the effective rate may be less than the 504 First Lien Loan floor rate.

(d)	Represents an investment in the 504 First Lien Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.

(e)	Currently in forbearance, whereas the borrower is not making interest or principal payments on the 504 First Lien Loan.

(f)	The rate shown is the annualized 7-day yield as of March 31, 2021.